OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

SALUDA GRADE MORTGAGE FUNDING LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001831646

SALUDA GRADE ALTERNATIVE MORTGAGE TRUST 2024-CES1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Brian Brennan, 646-974-8564

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SALUDA GRADE MORTGAGE FUNDING LLC

Date: March 7, 2024	By:	/s/ Brian Brennan
	Name:	Brian Brennan
	Title:	Managing Director

EXHIBIT INDEX

Exhibit Number

99.1	Maxwell Diligence Solutions, LLC (“Maxwell”) Narrative

Schedule 1 - Maxwell Standard Exceptions Report

Schedule 2 - Maxwell Grading Report

Schedule 3 - Maxwell Valuation Report

Schedule 4 - Maxwell Data Compare Summary Report

Schedule 5 - Maxwell Data Compare Report

99.2	Digital Risk, LLC (“Digital Risk”) Narrative

Schedule 1 - Digital Risk Rating Agency Report

Schedule 2 - Digital Risk Valuation Report

Schedule 3 - Digital Risk Data Integrity Report

Schedule 4 - Digital Risk Exceptions Report

99.3	Selene Diligence LLC (“Selene”) Narrative

Schedule 1 - Selene Rating Agency Grades Summary Report

Schedule 2 - Selene Standard Findings Report

Schedule 3 - Selene Valuation Report

Schedule 4 - Selene Supplemental Data Extract

Schedule 5 - Selene Data Compare Report

99.4	Clarifii LLC (“Clarifii”) Narrative

Schedule 1 - Clarifii Rating Agency Grades Detail Report

Schedule 2 - Clarifii Rating Agency Grades Summary Report

Schedule 3 - Clarifii Data Compare Report

Schedule 4 - Clarifii ATR QM Report

Schedule 5 - Clarifii Valuation Report

99.5	Visionet Systems, Inc. (“Visionet”) Narrative

Schedule 1 - Visionet Exceptions Report

Schedule 2 - Visionet Grading Report

Schedule 3 - Visionet Valuation Report

Schedule 4 - Visionet Data Integrity Fields

Schedule 5 - Visionet Data Integrity Summary